FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free interest rate, minimum	3.50%		10.00%
Risk free interest rate, maximum	4.00%		15.00%
Financial instruments held, at fair value	$ 175,701,579		$ 428,159,554
Long-term available-for-sale investments	4,066,490		4,066,490
Fair value assets transferred from level 1 to level 2	0	$ 0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Fair value liabilities transferred into level 3	0	0
Fair value liabilities transferred out of level 3	0	0
Impairment loss related to long-term available-for-sale securities	0	0
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss		277,269
Unrealized gain		$ 209,158
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,066,490		4,066,490
Total	183,685,431		438,654,300
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	7,945,943		6,423,924
Cash and cash equivalents	3,917,362		6,428,256
Recurring | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	163,838,458		418,077,123
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,276,772		3,014,507
Recurring | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	640,406		644,000
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	174,310,997		430,798,845
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	2,637,999		2,634,959
Cash and cash equivalents	3,917,362		6,428,256
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	163,838,458		418,077,123
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,276,772		3,014,507
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	640,406		644,000
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,663,346		353,525
Recurring | Significant other observable inputs (Level 2) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	1,663,346		353,525
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	4,066,490		4,066,490
Total	7,711,088		7,501,930
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 3,644,598		$ 3,435,440